NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Capital contributions	$ 589	$ 569	$ 65
Acquisition through business combinations	343
Disposal	(418)	(56)	(181)
Total
Disclosure of subsidiaries [line items]
Beginning Balance	10,680
Net income (loss)	481	336	(23)
Ending Balance	(11,070)	10,680
Total | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	10,680	10,297	10,290
Net income (loss)	481	336	(23)
Other comprehensive income (loss)	827	782	601
Capital contributions	589	569	65
Acquisition through business combinations	343
Disposal	(418)	(54)	(181)
Return of capital	(140)
Dividends declared	(1,353)	(1,268)	(655)
Other	61	18	200
Ending Balance	11,070	10,680	10,297
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	477
Net income (loss)	27	19	5
Ending Balance	(75)	477
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	477	686	1,002
Net income (loss)	27	19	5
Other comprehensive income (loss)	(43)	(103)	(122)
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	(388)	(54)	(181)
Return of capital	0
Dividends declared	(25)	(71)	(18)
Other	27	0	0
Ending Balance	$ 75	477	686
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,615
Net income (loss)	64	(34)	(32)
Ending Balance	(2,462)	2,615
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,615	2,251	1,902
Net income (loss)	64	(34)	(32)
Other comprehensive income (loss)	(96)	448	411
Capital contributions	0	4	1
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	0
Dividends declared	(123)	(55)	(31)
Other	2	1	0
Ending Balance	$ 2,462	2,615	2,251
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,245
Net income (loss)	13	(3)	(2)
Ending Balance	(1,157)	1,245
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,061	3,186	3,082
Net income (loss)	65	110	(20)
Other comprehensive income (loss)	210	156	187
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	(14)	0	0
Return of capital	0
Dividends declared	(644)	(393)	(220)
Other	(20)	2	157
Ending Balance	$ 2,658	3,061	3,186
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance	$ 707
Net income (loss)	(3)	1	(3)
Ending Balance	(1,007)	707
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	707	261	74
Net income (loss)	(3)	1	(3)
Other comprehensive income (loss)	205	164	137
Capital contributions	102	276	64
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	0
Dividends declared	(6)	0	(11)
Other	2	5	0
Ending Balance	$ 1,007	707	261
Interests held by third parties	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0
Net income (loss)	291	0	0
Ending Balance	(917)	0
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	0	0	0
Net income (loss)	291	0	0
Other comprehensive income (loss)	0	0	0
Capital contributions	410	0	0
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	(140)
Dividends declared	0	0	0
Other	356	0	0
Ending Balance	$ 917	0	0
Interests held by third parties	71.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,159	2,442	2,650
Net income (loss)	98	179	113
Other comprehensive income (loss)	603	67	(107)
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	0
Dividends declared	(156)	(524)	(214)
Other	0	(5)	0
Ending Balance	2,704	2,159	2,442
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	13	13	14
Net income (loss)	1	1	1
Other comprehensive income (loss)	4	1	0
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	0
Dividends declared	(1)	(1)	(2)
Other	0	(1)	0
Ending Balance	$ 17	13	13
Interests held by third parties	0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 115
Net income (loss)	7	11	16
Ending Balance	(122)	115
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	115	132	97
Net income (loss)	7	11	16
Other comprehensive income (loss)	3	(19)	28
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	0	0	0
Return of capital	0
Dividends declared	(3)	(9)	(9)
Other	0	0	0
Ending Balance	$ 122	115	132
Interests held by third parties	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,283
Net income (loss)	(34)	63	(175)
Ending Balance	$ (1,036)	2,283
Interests held by third parties	60.70%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 832	853	961
Net income (loss)	9	32	(67)
Other comprehensive income (loss)	(62)	67	(6)
Capital contributions	0	0	0
Acquisition through business combinations	0
Disposal	(13)	0	0
Return of capital	0
Dividends declared	(279)	(123)	(105)
Other	(299)	3	70
Ending Balance	188	832	853
Other
Disclosure of subsidiaries [line items]
Beginning Balance	92
Net income (loss)	(28)	22	6
Ending Balance	(346)	92
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	701	473	508
Net income (loss)	(78)	17	(36)
Other comprehensive income (loss)	3	1	73
Capital contributions	77	289	0
Acquisition through business combinations	343
Disposal	(3)	0	0
Return of capital	0
Dividends declared	(116)	(92)	(45)
Other	(7)	13	(27)
Ending Balance	$ 920	$ 701	$ 473
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%